Annual Total Returns (Vanguard Large-Cap Index Fund - Admiral Shares Participant:) (Vanguard Large-Cap Index Fund, Vanguard Large-Cap Index Fund - Admiral Shares)	12 Months Ended
Dec. 31, 2014
Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - Admiral Shares
Annual Total Return
2014	13.38%
2013	32.66%
2012	16.06%
2011	1.60%
2010	15.81%
2009	27.80%
2008	(37.05%)
2007	6.43%
2006	15.58%
2005	6.19%